DEBT - Schedule of Long-term Debt Issuances (Details)	1 Months Ended
	Apr. 30, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Oct. 31, 2017 CAD ($)	Sep. 30, 2017 CAD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 CAD ($)	May 31, 2017 CAD ($)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Nov. 30, 2017 CAD ($)	Oct. 31, 2017 USD ($)
Enbridge Gas Distribution Inc. | 3.51% medium-term notes due November 2047
Debt Instrument [Line Items]
Principal Amount											$ 300,000,000
Fixed interest rate (as a percent)											3.51%
Spectra Energy Partners, LP | Floating rate notes due June 2020
Debt Instrument [Line Items]
Principal Amount								$ 400,000,000
Basis spread on variable rate (as a percent)						0.70%
Spectra Energy Partners, LP | 3.50% Senior Notes Due 2028 [Member]
Debt Instrument [Line Items]
Principal Amount										$ 400,000,000
Fixed interest rate (as a percent)										3.50%
Spectra Energy Partners, LP | 4.15% Senior Notes Due 2048 [Member]
Debt Instrument [Line Items]
Principal Amount										$ 400,000,000
Fixed interest rate (as a percent)										4.15%
Union Gas Limited | 2.88% medium-term notes due November 2027
Debt Instrument [Line Items]
Principal Amount											$ 250,000,000
Fixed interest rate (as a percent)											2.88%
Union Gas Limited | 3.59% medium-term notes due November 2047
Debt Instrument [Line Items]
Principal Amount											$ 250,000,000
Fixed interest rate (as a percent)											3.59%
Enbridge Inc. | Fixed to Floating Rate Notes Due 2078
Debt Instrument [Line Items]
Principal Amount		$ 850,000,000
Term of credit facility		60 years
Callable period		10 years
Term of fixed rate		10 years
Fixed interest rate (as a percent)		6.25%
Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, Issued April 2018
Debt Instrument [Line Items]
Principal Amount	$ 750,000,000
Term of credit facility	60 years
Callable period	10 years
Term of fixed rate	10 years
Fixed interest rate (as a percent)	6.625%								6.625%
Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, US Based Issued April 2018
Debt Instrument [Line Items]
Principal Amount									$ 600,000,000
Term of credit facility	60 years
Callable period	5 years
Fixed interest rate (as a percent)	6.375%								6.375%
Enbridge Inc. | Floating rate notes due May 2019
Debt Instrument [Line Items]
Principal Amount							$ 750,000,000
Basis spread on variable rate (as a percent)							0.59%
Enbridge Inc. | 3.19% medium-term notes due December 2022
Debt Instrument [Line Items]
Principal Amount						$ 450,000,000
Fixed interest rate (as a percent)						3.19%
Enbridge Inc. | 3.20% medium-term notes due June 2027
Debt Instrument [Line Items]
Principal Amount						$ 450,000,000
Fixed interest rate (as a percent)						3.20%
Enbridge Inc. | 4.57% medium-term notes due March 2044
Debt Instrument [Line Items]
Principal Amount						$ 300,000,000
Fixed interest rate (as a percent)						4.57%
Enbridge Inc. | Floating rate notes due June 2020
Debt Instrument [Line Items]
Principal Amount								$ 500,000,000
Basis spread on variable rate (as a percent)						0.70%
Enbridge Inc. | 2.90% senior notes due July 2022
Debt Instrument [Line Items]
Principal Amount					$ 700,000,000
Fixed interest rate (as a percent)					2.90%
Enbridge Inc. | 3.70% senior notes due July 2027
Debt Instrument [Line Items]
Principal Amount					$ 700,000,000
Fixed interest rate (as a percent)					3.70%
Enbridge Inc. | Fixed-to-floating rate subordinated notes due July 2077
Debt Instrument [Line Items]
Principal Amount					$ 1,000,000,000
Term of credit facility					60 years
Callable period					10 years
Term of fixed rate					10 years
Fixed interest rate (as a percent)					5.50%
Enbridge Inc. | Fixed-to-floating rate subordinated notes due September 2077
Debt Instrument [Line Items]
Principal Amount			$ 650,000,000	$ 1,000,000,000
Term of credit facility				60 years
Callable period				10 years
Term of fixed rate				10 years
Fixed interest rate (as a percent)				5.40%
Enbridge Inc. | Floating rate notes due January 2020
Debt Instrument [Line Items]
Principal Amount												$ 700,000,000
Basis spread on variable rate (as a percent)			0.40%
Minimum | Enbridge Inc. | Fixed-to-floating rate subordinated notes due July 2077
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate					10 years
Maximum
Debt Instrument [Line Items]
Fixed interest rate (as a percent)					7.50%
Debt Instrument, Redemption, Period One | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		3.64%
Debt Instrument, Redemption, Period One | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, Issued April 2018
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.32%
Debt Instrument, Redemption, Period One | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, US Based Issued April 2018
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.59%
Debt Instrument, Redemption, Period One | Enbridge Inc. | Fixed-to-floating rate subordinated notes due July 2077
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					3.42%
Debt Instrument, Redemption, Period One | Enbridge Inc. | Fixed-to-floating rate subordinated notes due September 2077
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				3.25%
Debt Instrument, Redemption, Period One | Minimum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate		10 years
Debt Instrument, Redemption, Period One | Minimum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, Issued April 2018
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate	10 years
Debt Instrument, Redemption, Period One | Minimum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, US Based Issued April 2018
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate	5 years
Debt Instrument, Redemption, Period One | Minimum | Enbridge Inc. | Fixed-to-floating rate subordinated notes due September 2077
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate				10 years
Debt Instrument, Redemption, Period One | Maximum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate		30 years
Debt Instrument, Redemption, Period One | Maximum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, Issued April 2018
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate	30 years
Debt Instrument, Redemption, Period One | Maximum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, US Based Issued April 2018
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate	10 years
Debt Instrument, Redemption, Period One | Maximum | Enbridge Inc. | Fixed-to-floating rate subordinated notes due July 2077
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate					30 years
Debt Instrument, Redemption, Period One | Maximum | Enbridge Inc. | Fixed-to-floating rate subordinated notes due September 2077
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate				30 years
Debt Instrument, Redemption, Period Two | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		4.39%
Debt Instrument, Redemption, Period Two | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, Issued April 2018
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	5.07%
Debt Instrument, Redemption, Period Two | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, US Based Issued April 2018
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.84%
Debt Instrument, Redemption, Period Two | Enbridge Inc. | Fixed-to-floating rate subordinated notes due July 2077
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					4.17%
Debt Instrument, Redemption, Period Two | Enbridge Inc. | Fixed-to-floating rate subordinated notes due September 2077
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				4.00%
Debt Instrument, Redemption, Period Two | Minimum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate		30 years
Debt Instrument, Redemption, Period Two | Minimum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, Issued April 2018
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate	30 years
Debt Instrument, Redemption, Period Two | Minimum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, US Based Issued April 2018
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate	10 years
Debt Instrument, Redemption, Period Two | Minimum | Enbridge Inc. | Fixed-to-floating rate subordinated notes due July 2077
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate					30 years
Debt Instrument, Redemption, Period Two | Minimum | Enbridge Inc. | Fixed-to-floating rate subordinated notes due September 2077
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate				30 years
Debt Instrument, Redemption, Period Two | Maximum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate		60 years
Debt Instrument, Redemption, Period Two | Maximum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, Issued April 2018
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate	60 years
Debt Instrument, Redemption, Period Two | Maximum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, US Based Issued April 2018
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate	25 years
Debt Instrument, Redemption, Period Two | Maximum | Enbridge Inc. | Fixed-to-floating rate subordinated notes due July 2077
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate					60 years
Debt Instrument, Redemption, Period Two | Maximum | Enbridge Inc. | Fixed-to-floating rate subordinated notes due September 2077
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate				60 years
Debt Instrument, Redemption, Period Three | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, US Based Issued April 2018
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.59%
Debt Instrument, Redemption, Period Three | Minimum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, US Based Issued April 2018
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate	25 years
Debt Instrument, Redemption, Period Three | Maximum | Enbridge Inc. | Fixed to Floating Rate Notes Due 2078, US Based Issued April 2018
Debt Instrument [Line Items]
Period when the notes carry a variable interest rate	60 years